SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14	-	SUBSEQUENT EVENTS

Common shares issued in lieu of cash in payment of derivative interest expense

The Derivative Interest Liability Common Shares were issued during January 2013 in payment of those amounts listed as a current liability as of December 31, 2012 under the line item “Preferred Share Derivative Interest Payable”.

Sale of New Jersey State Net Operating Losses

In January 2013, the Company received final approval from the New Jersey Economical Development Authority for the sale of New Jersey net operating losses with net tax benefits equal to $391,105 under the Technology Business Tax Certificate Transfer Program. The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents for every benefit dollar. The proceeds of such sale, totaling $359,817, were received by the Company during January 2013

Exercise of Warrants by Epic Investments LLC

On January 14, 2013, Epic Investments LLC exercised cash warrants to purchase 6,032,000 shares of Common Stock at a price of $0.0625 per share, with the proceeds of such warrant exercise totaling $377,000.

FDA Approval of Supplemental Application for Naltrexone Hydrochloride 50mg tablets

On January 31, 2013, the FDA approved the Company’s supplemental application for the manufacturing and packaging of naltrexone hydrochloride 50mg tablets. This approval will allow the Company to commence the commercial manufacturing and packaging of this product for its sales and marketing partner, which will distribute the product as part of a multi-product distribution agreement.

A current report on Form 8-K was filed with the SEC on February 6, 2013, with such filing being herein incorporated by reference.

Commencement of Commercial operations at the expanded facility at 135 Ludlow

In January 2013, the Company commenced commercial operations at the expanded facility located at 135 Ludlow Avenue, and began shipping packaged product from this facility. The 15,000 square foot facility expansion includes cGMP manufacturing suites and packaging line. Packaging onsite provides a cost reduction for the Company and the use of the new manufacturing suites allows additional capacity and larger scale production resulting in greater manufacturing efficiencies.

NOTE 28   -     SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through June 29, 2012, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense due as of March 31, 2012

Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2012 were paid during April 2012 through the issuance of 802,789 shares of common stock.

Common shares issued in lieu of cash in payment of derivative interest expense due to Series B Preferred Shareholders for the period April 1, 2012 through the date of full conversion of Series B Preferred Shares held

Derivative interest expense related to the Series B Preferred Share derivatives earned during the period beginning on April 1, 2012 and ending on the date of full conversion by each Series B Preferred Shareholder totaled $11,523 and was paid via the issuance of a total of 85,804 shares of Common Stock.

Conversion of Series B and Series C Convertible Preferred Stock to Common Stock

During the period beginning on April 1, 2012 and ending on the date of filing of this Annual Report on Form 10-K, a total of 797 shares of Series B Preferred Stock, representing all shares of Series B Preferred Stock then issued and outstanding, were converted into a total of 5,310,387 shares of Common Stock. In addition, a total of 1,216 shares of Series C Preferred Stock were converted into a total of 8,106,667 shares of Common Stock.

Issuance of U.S. Patent for Abuse Resistant Oral Dosage Formulation

On May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. The issuance of this patent will further protect Elite’s proprietary formulation for abuse resistant products utilizing the pharmacological approach. The Company has additional patents pending for its technology. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

Bridge Loan Facility from Jerry Treppel

On June 12, 2012, the Company entered into a bridge loan agreement (“Loan”) with Jerry Treppel, Elite’s Chairman and CEO. Pursuant to this agreement, Mr. Treppel has agreed to provide to Elite a line of credit not to exceed $500,000. Proceeds will be used to support Elite’s acceleration of product development activities.

Pursuant to the agreement, Elite has access to a line of credit in the maximum principal amount not to exceed $500,000. The Loan carries an annual interest rate of 10%, with such interest to be paid quarterly. The Loan will mature on the earlier of the date that Elite raises at least $2,000,000 in gross proceeds from the sale of any of its equity securities or July 31, 2013. Elite may prepay any amounts of the Loan without penalty. Elite may borrow, repay and reborrow under the loan.

A Current Report on Form 8-K was filed with the SEC on June 13, 2012, with such filing being herein incorporated by reference.

Withdrawal of Registration Statement on Form S-1

On June 20, 2012, the Company filed a letter with the Securities and Exchange Commission (the “Commission”) requesting withdrawal of the Registration Statement on Form S-1 (the “Registration Statement”) that it had filed with the Commission on March 1, 2012. The Company had filed the Registration Statement in accordance with the terms of a Securities Purchase Agreement entered into by the Company on December 30, 2011. The withdrawal request will be deemed granted as of June 20, 2012 unless, within fifteen days after such date, the Company receives a notice from the Commission that this request will not be granted.

The Company is withdrawing the Registration Statement because, after discussions with the Commission’s staff, it determined that the transactions as structured in the Securities Purchase Agreement could not be implemented. Accordingly, the Company will not be proceeding with the financing under the Securities Purchase Agreement.

A Current Report on Form 8-K was filed with the SEC on June 21,2012, such filing being herein incorporated by reference.